Share-Based Compensation - Summary of Restricted Stock Units Granted Under The Plan (Parenthetical) (Details) - Restricted Stock Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock withheld for tax purposes	458	417	603
Loja Integrada Share Based Compensation Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock withheld for tax purposes	21	11	4